Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
1 8 .	Segment Information
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company concluded that the Group’s CODM is Mr. Jinnan (Marco) Lai, Chairman of the Board of Directors and CEO.
The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on such organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has one operating segment.
Key revenues streams are as below:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Audio entertainment	436,109	785,101	1,167,934
Podcast, advertising and others	17,420	13,460	12,663

Total	453,529	798,561	1,180,597

Substantially all revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in China. Therefore, no geographical segments are presented
.